Pioneer Fundamental
Growth Fund

Schedule of Investments | June 30, 2020

Ticker Symbols: Class A PIGFX Class C FUNCX Class K PFGKX Class R PFGRX Class Y FUNYX

Schedule of Investments | 6/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.5%
	COMMON STOCKS - 99.4% of Net Assets
	Beverages - 3.2%
1,509,435	PepsiCo., Inc.	$199,637,873
	Total Beverages	$199,637,873
	Capital Goods - 1.2%
357,385	Rockwell Automation, Inc.	$76,123,005
	Total Capital Goods	$76,123,005
	Capital Markets - 4.7%
3,601,574	Charles Schwab Corp.	$121,517,107
1,819,305	Intercontinental Exchange, Inc.	166,648,338
	Total Capital Markets	$288,165,445
	Chemicals - 2.2%
685,953	Ecolab, Inc.	$136,470,349
	Total Chemicals	$136,470,349
	Commercial Services & Supplies - 0.5%
344,412(a)	Copart, Inc.	$28,679,187
	Total Commercial Services & Supplies	$28,679,187
	Communications Equipment - 1.3%
574,852	Motorola Solutions, Inc.	$80,554,011
	Total Communications Equipment	$80,554,011
	Electronic Equipment, Instruments & Components - 3.9%
1,183,875	Amphenol Corp.	$113,427,064
1,124,473	CDW Corp.	130,641,273
	Total Electronic Equipment, Instruments & Components	$244,068,337
	Entertainment - 1.8%
849,852(a)	Electronic Arts, Inc.	$112,222,957
	Total Entertainment	$112,222,957
	Food & Staples Retailing - 1.4%
729,267	Walmart, Inc.	$87,351,601
	Total Food & Staples Retailing	$87,351,601
	Health Care Equipment & Supplies - 6.2%
295,908	Cooper Cos., Inc.	$83,931,345
1,134,179(a)	Edwards Lifesciences Corp.	78,383,111
1,117,199	Medtronic Plc	102,447,148
1,002,376	Zimmer Biomet Holdings, Inc.	119,643,600
	Total Health Care Equipment & Supplies	$384,405,204
	Household Products - 0.9%
767,253	Colgate-Palmolive Co.	$56,208,955
	Total Household Products	$56,208,955
	Insurance - 3.9%
759,608	Marsh & McLennan Cos., Inc.	$81,559,111
1,979,009	Progressive Corp.	158,538,411
	Total Insurance	$240,097,522
	Interactive Media & Services - 5.8%
254,219(a)	Alphabet, Inc., Class C	$359,366,520
	Total Interactive Media & Services	$359,366,520
	Internet & Direct Marketing Retail - 10.1%
177,726(a)	Amazon.com, Inc.	$490,314,043
85,191(a)	Booking Holdings, Inc.	135,653,037
	Total Internet & Direct Marketing Retail	$625,967,080
	IT Services - 13.4%
829,203	Accenture Plc	$178,046,468
710,077	Fidelity National Information Services, Inc.	95,214,225
958,971	Mastercard, Inc.	283,567,725
1,571,791(a)	PayPal Holdings, Inc.	273,853,146
	Total IT Services	$830,681,564
	Life Sciences Tools & Services - 3.3%
558,603	Thermo Fisher Scientific, Inc.	$202,404,211
	Total Life Sciences Tools & Services	$202,404,211
	Machinery - 4.5%
578,233	Illinois Tool Works, Inc.	$101,104,040
1,272,598	Stanley Black & Decker, Inc.	177,374,709
	Total Machinery	$278,478,749
	Pharmaceuticals - 6.6%
730,095	Eli Lilly & Co.	$119,866,997
660,110	Johnson & Johnson	92,831,269
2,071,750	Roche Holding AG (A.D.R.)	89,872,515
774,543	Zoetis, Inc.	106,143,373
	Total Pharmaceuticals	$408,714,154
	Software - 10.6%
478,805(a)	Adobe, Inc.	$208,428,604
2,202,160	Microsoft Corp.	448,161,582
	Total Software	$656,590,186
	Software & Services - 1.9%
639,633(a)	salesforce.com, Inc.	$119,822,450
	Total Software & Services	$119,822,450
Shares		Value
	Specialty Retail - 7.1%
796,271	Home Depot, Inc.	$199,473,848
266,338(a)	O'Reilly Automotive, Inc.	112,306,745
1,498,702	Ross Stores, Inc.	127,749,359
	Total Specialty Retail	$439,529,952
	Technology Hardware, Storage & Peripherals - 4.9%
832,873	Apple, Inc.	$303,832,070
	Total Technology Hardware, Storage & Peripherals	$303,832,070
	TOTAL COMMON STOCKS
	(Cost $3,600,751,270)	$6,159,371,382
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.1% of Net Assets
5,000,000(b)	United States Treasury Bill, 9/17/20	$4,998,429
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $4,998,429)	$4,998,429
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
	(Cost $3,605,749,699)	$6,164,369,811
	OTHER ASSETS AND LIABILITIES - 0.5%	$31,563,310
	NET ASSETS - 100.0%	$6,195,933,121

(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,159,371,382	$–	$–	$6,159,371,382
U.S. Government and Agency Obligation	–	4,998,429	–	4,998,429
Total Investments in Securities	$6,159,371,382	$4,998,429	$–	$6,164,369,811

During the three months ended June 30, 2020, there were no transfers between Levels 1, 2 and 3.